Supplemental Consolidating Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Supplemental Consolidating Financial Information [Abstract]
Supplemental Consolidating Financial Information

Note 14    Supplemental Consolidating Financial Information

Intelsat Jackson is the issuer of approximately $1.0 billion of 11 1/4% Senior Notes due 2016 (the "2016 Intelsat Jackson Notes"). The 2016 Intelsat Jackson Notes are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A. and Intelsat Luxembourg. The 2016 Intelsat Jackson Notes are not guaranteed by any of Intelsat Jackson's direct or indirect subsidiaries.

In addition, on June 27, 2008, Intelsat Luxembourg issued the 2017 Senior Notes and the 2017 PIK Election Notes, which are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A.

Separate financial statements of Intelsat S.A., Intelsat Luxembourg and Intelsat Jackson are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson's subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts; and

•	elimination of equity in earnings (losses) of subsidiaries.

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,507	$908	$65,027	$221,979	$—	$295,421
Receivables, net of allowance	6,384	5	18	287,533	—	293,940
Deferred income taxes	—	—	—	23,180	—	23,180
Prepaid expenses and other current assets	852	6,256	139	46,031	—	53,278
Intercompany receivables	—	6,256	—	632,954	(639,210)	—

Total current assets	14,743	13,425	65,184	1,211,677	(639,210)	665,819
Satellites and other property and equipment, net	—	—	—	6,179,780	—	6,179,780
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	769,230	—	769,230
Investment in affiliates	(277,872)	5,043,488	15,512,851	1,010	(20,278,467)	1,010
Other assets	5,355	103,232	98,056	222,144	—	428,787

Total assets	$(257,774)	$5,160,145	$15,676,091	$17,622,768	$(20,917,677)	$17,283,553

LIABILITIES AND SHAREHOLDER'S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$1,875	$(10)	$4	$123,157	$—	$125,026
Accrued interest payable	9,575	77,102	246,164	3,418	—	336,259
Current portion of long-term debt	—	—	32,500	24,920	—	57,420
Deferred satellite performance incentives	—	—	—	17,513	—	17,513
Other current liabilities	—	—	3,541	132,095	—	135,636
Intercompany payables	489,452	—	149,758	—	(639,210)	—

Total current liabilities	500,902	77,092	431,967	301,103	(639,210)	671,854
Long-term debt, net of current portion	296,181	5,307,986	10,101,531	236,065	—	15,941,763
Deferred satellite performance incentives, net of current portion	—	—	—	121,287	—	121,287
Deferred revenue, net of current portion	—	—	—	687,999	—	687,999
Deferred income taxes	—	—	—	312,564	—	312,564
Accrued retirement benefits	—	—	—	239,740	—	239,740
Other long-term liabilities	—	51,536	99,105	210,577	—	361,218
Noncontrolling interest	—	—	—	1,985	—	1,985
Shareholder's equity (deficit):
Ordinary shares	5,000	669,036	4,322,473	9,576,008	(14,567,517)	5,000
Other shareholder's equity (deficit)	(1,059,857)	(945,505)	721,015	5,935,440	(5,710,950)	(1,059,857)

Total liabilities and shareholder's equity	$(257,774)	$5,160,145	$15,676,091	$17,622,768	$(20,917,677)	$17,283,553

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,315	$10,017	$126,605	$548,993	$—	$692,930
Receivables, net of allowance	4,962	—	25	245,364	—	250,351
Deferred income taxes	—	—	—	24,090	—	24,090
Prepaid expenses and other current assets	608	16	9	31,184	—	31,817
Intercompany receivables	—	—	—	660,379	(660,379)	—

Total current assets	12,885	10,033	126,639	1,510,010	(660,379)	999,188
Satellites and other property and equipment, net	—	—	—	5,997,283	—	5,997,283
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	848,318	—	848,318
Investment in affiliates	498,926	5,896,195	10,588,831	81,764	(16,983,952)	81,764
Other assets	11,616	113,290	41,845	260,136	—	426,887

Total assets	$523,427	$6,019,518	$10,757,315	$17,936,438	$(17,644,331)	$17,592,367

LIABILITIES AND SHAREHOLDER'S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$803	$(12)	$2,111	$175,641	$—	$178,543
Accrued interest payable	11,651	229,242	43,025	119,528	—	403,446
Current portion of long-term debt	—	—	—	94,723	—	94,723
Deferred satellite performance incentives	—	—	—	16,693	—	16,693
Other current liabilities	—	—	1,274	146,155	—	147,429
Intercompany payables	486,065	450	173,864	—	(660,379)	—

Total current liabilities	498,519	229,680	220,274	552,740	(660,379)	840,834
Long-term debt, net of current portion	721,947	5,232,138	4,596,936	5,270,881	—	15,821,902
Deferred satellite performance incentives, net of current portion	—	—	—	132,884	—	132,884
Deferred revenue, net of current portion	—	—	—	407,103	—	407,103
Deferred income taxes	—	—	—	484,076	—	484,076
Accrued retirement benefits	—	—	—	257,455	—	257,455
Other long-term liabilities	—	56,872	43,910	225,749		326,531
Noncontrolling interest	—	—	—	18,621	—	18,621
Shareholder's equity (deficit):
Ordinary shares	5,000	669,037	4,959,000	3,602,044	(9,230,081)	5,000
Other shareholder's equity (deficit)	(702,039)	(168,209)	937,195	6,984,885	(7,753,871)	(702,039)

Total liabilities and shareholder's equity	$523,427	$6,019,518	$10,757,315	$17,936,438	$(17,644,331)	$17,592,367

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$—	$1,935,515	$—	$1,935,515

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	316,749	—	316,749
Selling, general and administrative	3,982	19,049	820	133,665	—	157,516
Depreciation and amortization	—	—	—	583,196	—	583,196
Losses on derivative financial instruments	—	—	23,716	447	—	24,163

Total operating expenses	3,982	19,049	24,536	1,034,057	—	1,081,624

Income (loss) from operations	(3,982)	(19,049)	(24,536)	901,458	—	853,891
Interest expense, net	58,011	460,023	442,774	31,276	—	992,084
Loss on early extinguishment of debt	(78,960)	—	(28,963)	(218,260)	—	(326,183)
Subsidiary income (loss)	(288,455)	197,706	693,978	—	(603,229)	—
Loss from previously unconsolidated affiliates	—	—	—	(24,658)	—	(24,658)
Other income (loss), net	—	(1)	1	7,753	—	7,753

Income (loss) before income taxes	(429,408)	(281,367)	197,706	635,017	(603,229)	(481,281)
Benefit from income taxes	—	—	—	(48,931)	—	(48,931)

Net income (loss)	(429,408)	(281,367)	197,706	683,948	(603,229)	(432,350)
Net loss attributable to noncontrolling interest	—	—	—	2,942	—	2,942

Net income (loss) attributable to Intelsat S.A.	$(429,408)	$(281,367)	$197,706	$686,890	$(603,229)	$(429,408)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$—	$1,900,683	$—	$1,900,683

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	302,620	—	302,620
Selling, general and administrative	3,081	18,938	353	122,217	—	144,589
Depreciation and amortization	—	—	—	596,989	—	596,989
Impairment of asset value	—	—	—	110,625	—	110,625
Losses on derivative financial instruments	—	—	36,950	53,642	—	90,592

Total operating expenses	3,081	18,938	37,303	1,186,093	—	1,245,415

Income (loss) from operations	(3,081)	(18,938)	(37,303)	714,590	—	655,268
Interest expense, net	91,991	458,041	234,731	250,255	—	1,035,018
Loss on early extinguishment of debt	—	—	—	(75,805)	—	(75,805)
Subsidiary income (loss)	(332,577)	131,626	353,004	—	(152,053)	—
Earnings from previously unconsolidated affiliates	—	—	—	377	—	377
Other income, net	—	—	—	7,566	—	7,566

Income (loss) before income taxes	(427,649)	(345,353)	80,970	396,473	(152,053)	(447,612)
Provision for (benefit from) income taxes	(37,985)	(14,090)	(50,656)	47,812	—	(54,919)

Net income (loss)	(389,664)	(331,263)	131,626	348,661	(152,053)	(392,693)
Net loss attributable to noncontrolling interest	—	—	—	3,029	—	3,029

Net income (loss) attributable to Intelsat S.A.	$(389,664)	$(331,263)	$131,626	$351,690	$(152,053)	$(389,664)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(33,898)	$(557,342)	$(56,163)	$1,320,623	$—	$673,220

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(615,113)	—	(615,113)
Disbursements for intercompany loans	—	—	(113,206)	(21,841)	135,047	—
Capital contributions to previously unconsolidated affiliates	—	—	—	(12,209)	—	(12,209)
Investment in subsidiaries	(3,100)	—	(5,027,932)	—	5,031,032	—
Dividend from affiliates	559,801	1,108,034	781,374	—	(2,449,209)	—
Other investing activities	—	—	—	6,710	—	6,710

Net cash provided by (used in) investing activities	556,701	1,108,034	(4,359,764)	(642,453)	2,716,870	(620,612)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	—	(547,755)	(5,289,423)	—	(6,323,019)
Proceeds from issuance of long-term debt	—	—	6,083,750	35,675	—	6,119,425
Proceeds from intercompany borrowing	—	—	21,841	113,206	(135,047)	—
Debt issuance costs	—	—	(69,339)	—	—	(69,339)
Payment of premium on early retirement of debt	(36,770)	—	(26,114)	(108,163)	—	(171,047)
Principal payments on deferred satellite performance incentives	—	—	—	(10,776)	—	(10,776)
Capital contribution from parent	—	—	—	5,031,032	(5,031,032)	—
Dividends to shareholders	—	(559,801)	(1,108,034)	(781,374)	2,449,209	—
Noncontrolling interest in New Dawn	—	—	—	1,734	—	1,734

Net cash provided by (used in) financing activities	(522,611)	(559,801)	4,354,349	(1,008,089)	(2,716,870)	(453,022)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	2,905	—	2,905

Net change in cash and cash equivalents	192	(9,109)	(61,578)	(327,014)	—	(397,509)
Cash and cash equivalents, beginning of period	7,315	10,017	126,605	548,993	—	692,930

Cash and cash equivalents, end of period	$7,507	$908	$65,027	$221,979	$—	$295,421

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(37,506)	$(340,120)	$(100,934)	$1,099,580	$—	$621,020

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(683,349)	—	(683,349)
Proceeds from sale of other property and equipment	—	—	—	—	—	—
Proceeds from sale of investment	—	—	—	28,594	—	28,594
Disbursements for intercompany loans	—	—	—	(228,499)	228,499	—
Capital contribution to previously unconsolidated affiliates	—	—	—	(12,209)	—	(12,209)
Investment in subsidiaries	(6,500)	—	(834,000)	—	840,500	—
Dividend from affiliates	3,000	161,781	231,955	—	(396,736)	—
Other investing activities	—	—	—	9,585	—	9,585

Net cash provided by (used in) investing activities	(3,500)	161,781	(602,045)	(885,878)	672,263	(657,379)

Cash flows from financing activities:
Repayments of long-term debt	—	—	—	(745,589)	—	(745,589)
Proceeds from issuance of long-term debt	—	—	1,000,000	23,465	—	1,023,465
Proceeds from intercompany borrowing	23,253	167,235	38,011	—	(228,499)	—
Debt issuance costs	(15,370)	(1,485)	(15,208)	—	—	(32,063)
Payment of premium on early retirement of debt	—	—	—	(44,118)	—	(44,118)
Principal payments on deferred satellite performance incentives	—	—	—	(11,946)	—	(11,946)
Principal payments on capital lease obligations	—	—	—	(191)	—	(191)
Capital contribution from parent	18,000	—	—	840,500	(840,500)	18,000
Dividends to shareholders	—	(3,000)	(161,781)	(231,955)	396,736	—
Noncontrolling interest in New Dawn	—	—	—	1,035	—	1,035

Net cash provided by (used in) financing activities	25,883	162,750	861,022	(168,799)	(672,263)	208,593

Effect of exchange rate changes on cash and cash equivalents	—	—	—	1,419	—	1,419

Net change in cash and cash equivalents	(15,123)	(15,589)	158,043	46,322	—	173,653
Cash and cash equivalents, beginning of period	21,817	16,115	2,206	437,433	—	477,571

Cash and cash equivalents, end of period	$6,694	$526	$160,249	$483,755	$—	$651,224

(Certain totals may not add due to the effects of rounding)

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes, consisting of $1.5 billion aggregate principal amount of 7 1/4% Senior Notes due 2019 (the "7 1/4% 2019 Notes") and $1.15 billion amount of 7 1/2% Senior Notes due 2021 (the "2021 Notes"). The 7 1/4% 2019 Notes and the 2021 Notes are fully and unconditionally guaranteed, jointly and severally by Intelsat S.A., Intelsat Luxembourg and certain wholly-owned subsidiaries of Intelsat Jackson (the "Subsidiary Guarantors").

Separate financial statements of Intelsat S.A., Intelsat Luxembourg, Intelsat Jackson and the Subsidiary Guarantors are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson's subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts;

•	elimination of intercompany sales between guarantor and non-guarantor subsidiaries; and

•	elimination of equity in earnings (losses) of subsidiaries.

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,507	$908	$232,780	$167,753	$54,226	$(167,753)	$295,421
Receivables, net of allowance	6,384	5	200,882	200,863	86,669	(200,863)	293,940
Deferred income taxes	—	—	11,976	11,976	11,204	(11,976)	23,180
Prepaid expenses and other current assets	852	6,256	41,400	41,261	8,500	(44,991)	53,278
Intercompany receivables	—	6,256	542,534	692,292	—	(1,241,082)	—

Total current assets	14,743	13,425	1,029,572	1,114,145	160,599	(1,666,665)	665,819

Satellites and other property and equipment, net	—	—	5,782,633	5,782,633	414,940	(5,800,426)	6,179,780
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	769,230	769,230	—	(769,230)	769,230
Investment in affiliates	(277,742)	5,043,618	206,748	206,748	10	(5,178,372)	1,010
Other assets	5,355	103,232	277,167	179,110	36,754	(172,831)	428,787

Total assets	$(257,644)	$5,160,275	$17,304,277	$17,290,793	$612,303	$(22,826,451)	$17,283,553

LIABILITIES AND SHAREHOLDER'S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$1,875	$(10)	$96,748	$96,744	$30,143	$(100,474)	$125,026
Accrued interest payable	9,575	77,102	247,015	852	2,567	(852)	336,259
Current portion of long-term debt	—	—	32,500	—	24,920	—	57,420
Deferred satellite performance incentives	—	—	16,164	16,164	1,349	(16,164)	17,513
Other current liabilities	—	—	122,040	118,497	14,928	(119,829)	135,636
Intercompany payables	489,452	—	—	—	59,338	(548,790)	—

Total current liabilities	500,902	77,092	514,467	232,257	133,245	(786,109)	671,854
Long-term debt, net of current portion	296,181	5,307,986	10,101,531	—	236,065	—	15,941,763
Deferred satellite performance incentives, net of current portion	—	—	118,054	118,054	3,233	(118,054)	121,287
Deferred revenue, net of current portion	—	—	697,007	697,007	7,322	(713,337)	687,999
Deferred income taxes	—	—	298,214	298,214	8,072	(291,936)	312,564
Accrued retirement benefits	—	—	239,740	239,740	—	(239,740)	239,740
Other long-term liabilities	—	51,536	291,646	192,541	18,036	(192,541)	361,218
Noncontrolling interest	—	—	—	—	1,985	—	1,985

Shareholder's equity (deficit):
Ordinary shares	5,000	669,036	4,322,518	9,576,007	26	(14,567,587)	5,000
Other shareholder's equity (deficit)	(1,059,727)	(945,375)	721,100	5,936,973	204,319	(5,917,147)	(1,059,857)

Total liabilities and shareholder's equity	$(257,644)	$5,160,275	$17,304,277	$17,290,793	$612,303	$(22,826,451)	$17,283,553

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,315	$10,017	$595,472	$468,867	$80,126	$(468,867)	$692,930
Receivables, net of allowance	4,962	—	198,186	198,161	47,203	(198,161)	250,351
Deferred income taxes	—	—	12,479	12,479	11,611	(12,479)	24,090
Prepaid expenses and other current assets	608	16	20,556	20,548	12,644	(22,555)	31,817
Intercompany receivables	—	—	647,961	821,825	—	(1,469,786)	—

Total current assets	12,885	10,033	1,474,654	1,521,880	151,584	(2,171,848)	999,188
Satellites and other property and equipment, net	—	—	5,722,302	5,722,302	290,773	(5,738,094)	5,997,283
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	848,318	848,318	—	(848,318)	848,318
Investment in affiliates	498,926	5,896,195	122,454	122,454	10	(6,558,275)	81,764
Other assets	11,616	113,290	279,564	237,719	18,138	(233,440)	426,887

Total assets	$523,427	$6,019,518	$17,686,219	$17,691,600	$460,505	$(24,788,902)	$17,592,367

LIABILITIES AND SHAREHOLDER'S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$803	$(12)	$154,820	$152,708	$24,939	$(154,715)	$178,543
Accrued interest payable	11,651	229,242	162,284	119,260	269	(119,260)	403,446
Current portion of long-term debt	—	—	94,723	94,723	—	(94,723)	94,723
Deferred satellite performance incentives	—	—	15,623	15,623	1,070	(15,623)	16,693
Other current liabilities	—	—	123,040	121,766	24,389	(121,766)	147,429
Intercompany payables	486,065	450	—	—	161,444	(647,959)	—

Total current liabilities	498,519	229,680	550,490	504,080	212,111	(1,154,046)	840,834
Long-term debt, net of current portion	721,947	5,232,138	9,720,225	5,123,289	147,592	(5,123,289)	15,821,902
Deferred satellite performance incentives, net of current portion	—	—	128,956	128,956	3,928	(128,956)	132,884
Deferred revenue, net of current portion	—	—	416,753	416,753	8,143	(434,546)	407,103
Deferred income taxes	—	—	461,146	461,146	16,652	(454,868)	484,076
Accrued retirement benefits	—	—	257,455	257,455	—	(257,455)	257,455
Other long-term liabilities	—	56,873	254,999	211,088	14,659	(211,088)	326,531
Noncontrolling interest	—	—	—	—	18,621	—	18,621
Shareholder's equity (deficit):
Ordinary shares	5,000	669,036	4,959,045	3,602,046	26	(9,230,153)	5,000
Other shareholder's equity (deficit)	(702,039)	(168,209)	937,150	6,986,787	38,773	(7,794,501)	(702,039)

Total liabilities and shareholder's equity	$523,427	$6,019,518	$17,686,219	$17,691,600	$460,505	$(24,788,902)	$17,592,367

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$1,714,752	$1,714,752	$508,811	$(2,002,800)	$1,935,515

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	191,443	191,443	413,354	(479,491)	316,749
Selling, general and administrative	3,982	19,049	100,456	99,637	34,029	(99,637)	157,516
Depreciation and amortization	—	—	558,503	558,503	25,008	(558,818)	583,196
(Gains) losses on derivative financial instruments	—	—	19,255	(4,461)	4,908	4,461	24,163

Total operating expenses	3,982	19,049	869,657	845,122	477,299	(1,133,485)	1,081,624

Income (loss) from operations	(3,982)	(19,049)	845,095	869,630	31,512	(869,315)	853,891
Interest expense, net	58,011	460,023	467,479	24,705	6,571	(24,705)	992,084
Loss on early extinguishment of debt	(78,960)	—	(247,223)	(218,261)	—	218,261	(326,183)
Subsidiary income (loss)	(288,325)	197,836	37,595	37,595	—	15,299	—
Loss from previously unconsolidated affiliates	—	—	(24,658)	(24,658)	—	24,658	(24,658)
Other income (expense), net	—	(1)	2,336	2,336	5,863	(2,781)	7,753

Income (loss) before income taxes	(429,278)	(281,237)	145,666	641,937	30,804	(589,173)	(481,281)
Provision for (benefit from) income taxes	—	—	(52,170)	(52,170)	3,239	52,170	(48,931)

Net income (loss)	(429,278)	(281,237)	197,836	694,107	27,565	(641,343)	(432,350)
Net loss attributable to noncontrolling interest	—	—	—	—	2,942	—	2,942

Net income (loss) attributable to Intelsat, S.A.	$(429,278)	$(281,237)	$197,836	$694,107	$30,507	$(641,343)	$(429,408)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$1,702,582	$1,702,582	$459,736	$(1,964,217)	$1,900,683

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	189,283	189,283	374,972	(450,918)	302,620
Selling, general and administrative	3,081	18,938	97,287	96,934	25,283	(96,934)	144,589
Depreciation and amortization	—	—	576,774	576,774	20,215	(576,774)	596,989
Impairment of asset value	—	—	110,625	110,625	—	(110,625)	110,625
Losses on derivative financial instruments	—	—	78,742	41,792	11,850	(41,792)	90,592

Total operating expenses	3,081	18,938	1,052,711	1,015,408	432,320	(1,277,043)	1,245,415

Income (loss) from operations	(3,081)	(18,938)	649,871	687,174	27,416	(687,174)	655,268
Interest expense, net	91,991	458,041	482,389	247,657	2,597	(247,657)	1,035,018
Loss on early extinguishment of debt	—	—	(75,805)	(75,805)	—	75,805	(75,805)
Subsidiary income (loss)	(332,577)	131,626	16,544	16,544	—	167,863	—
Earnings from previously unconsolidated affiliates	—	—	377	377	—	(377)	377
Other income, net	—	—	5,396	5,396	2,170	(5,396)	7,566

Income (loss) before income taxes	(427,649)	(345,353)	113,994	386,029	26,989	(201,622)	(447,612)
Provision for (benefit from) income taxes	(37,985)	(14,090)	(17,632)	33,024	14,788	(33,024)	(54,919)

Net income (loss)	(389,664)	(331,263)	131,626	353,005	12,201	(168,598)	(392,693)
Net loss attributable to noncontrolling interest	—	—	—	—	3,029	—	3,029

Net income (loss) attributable to Intelsat, S.A.	$(389,664)	$(331,263)	$131,626	$353,005	$15,230	$(168,598)	$(389,664)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(33,898)	$(557,342)	$1,260,055	$1,319,179	$6,782	$(1,321,556)	$673,220

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(566,434)	(566,434)	(51,056)	568,811	(615,113)
Repayment from (disbursements for) intercompany loans	—	—	15,767	(7,554)	787	(9,000)	—
Capital contributions to previously unconsolidated affiliates	—	—	(12,209)	(12,209)	—	12,209	(12,209)
Investment in subsidiaries	(3,100)	—	(6,671)	(6,671)	—	16,442	—
Dividend from affiliates	559,801	1,108,034	17,267	17,267	—	(1,702,369)	—
Other investing activities	—	—	6,710	6,710	—	(6,710)	6,710

Net cash provided by (used in) investing activities	556,701	1,108,034	(545,570)	(568,891)	(50,269)	(1,120,617)	(620,612)

Cash flows from financing activities:
Repayments of long-term debt	(485,841)	—	(5,837,178)	(5,289,423)	—	5,289,423	(6,323,019)
Proceeds from issuance of long-term debt	—	—	6,083,750	—	35,675	—	6,119,425
Proceeds from (repayment of) intercompany borrowing	—	—	(787)	110,940	(15,767)	(94,386)	—
Debt issuance costs	—	—	(69,339)	—	—	—	(69,339)
Payment of premium on early retirement of debt	(36,770)	—	(134,277)	(108,163)	—	108,163	(171,047)
Principal payments on deferred satellite performance incentives	—	—	(10,361)	(10,361)	(415)	10,361	(10,776)
Capital contribution from parent	—	—	—	5,027,932	9,771	(5,037,703)	—
Dividends to shareholders	—	(559,801)	(1,108,034)	(781,374)	(17,267)	2,466,476	—
Noncontrolling interest in New Dawn	—	—	—	—	1,734	—	1,734

Net cash provided by (used in) financing activities	(522,611)	(559,801)	(1,076,226)	(1,050,449)	13,731	2,742,334	(453,022)

Effect of exchange rate changes on cash and cash equivalents	—	—	(951)	(953)	3,856	953	2,905

Net change in cash and cash equivalents	192	(9,109)	(362,692)	(301,114)	(25,900)	301,114	(397,509)
Cash and cash equivalents, beginning of period	7,315	10,017	595,472	468,867	80,126	(468,867)	692,930

Cash and cash equivalents, end of period	$7,507	$908	$232,780	$167,753	$54,226	$(167,753)	$295,421

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(37,506)	$(340,120)	$986,802	$1,087,737	$11,844	$(1,087,737)	$621,020

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(635,855)	(635,855)	(47,494)	635,855	(683,349)
Proceeds from sale of investment	—	—	28,594	28,594	—	(28,594)	28,594
Disbursements for intercompany loans	—	—	(173,719)	(211,731)	—	385,450	—
Capital contribution to unconsolidated affiliates	—	—	(12,209)	(12,209)	—	12,209	(12,209)
Investment in subsidiaries	(6,500)	—	(3,366)	(3,366)	—	13,232	—
Dividend from affiliates	3,000	161,781	8,862	8,862	—	(182,505)	—
Other investing activities	—	—	6,099	6,099	3,486	(6,099)	9,585

Net cash provided by (used in) investing activities	(3,500)	161,781	(781,594)	(819,606)	(44,008)	829,548	(657,379)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(745,589)	(745,589)	—	745,589	(745,589)
Proceeds from issuance of long-term debt	—	—	1,000,000	—	23,465	—	1,023,465
Proceeds from (repayment of) intercompany borrowing	23,253	167,235	—	—	(16,769)	(173,719)	—
Debt issuance costs	(15,370)	(1,485)	(15,208)	—	—	—	(32,063)
Payment of premium on early retirement of debt	—	—	(44,118)	(44,118)	—	44,118	(44,118)
Principal payments on deferred satellite performance incentives	—	—	(11,555)	(11,555)	(391)	11,555	(11,946)
Principal payments on capital lease obligations	—	—	—	—	(191)	—	(191)
Capital contribution from parent	18,000	—	—	834,000	9,866	(843,866)	18,000
Dividends to shareholders	—	(3,000)	(161,781)	(231,955)	(8,862)	405,598	—
Noncontrolling interest in New Dawn	—	—	—	—	1,035	—	1,035

Net cash provided by (used in) financing activities	25,883	162,750	21,749	(199,217)	8,153	189,275	208,593

Effect of exchange rate changes on cash and cash equivalents	—	—	(777)	(777)	2,196	777	1,419

Net change in cash and cash equivalents	(15,123)	(15,589)	226,180	68,137	(21,815)	(68,137)	173,653
Cash and cash equivalents, beginning of period	21,817	16,115	343,085	340,878	96,554	(340,878)	477,571

Cash and cash equivalents, end of period	$6,694	$526	$569,265	$409,015	$74,739	$(409,015)	$651,224

Note 20    Supplemental Consolidating Financial Information

Intelsat Jackson is the issuer of approximately $1.0 billion of 11¼% Senior Notes due 2016 (the "2016 Intelsat Jackson Notes"). The 2016 Intelsat Jackson Notes are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A. and Intelsat Luxembourg. The 2016 Intelsat Jackson Notes are not guaranteed by any of Intelsat Jackson's direct or indirect subsidiaries.

In addition, on June 27, 2008, Intelsat Luxembourg issued the 2017 Senior Notes and the 2017 PIK Notes, which are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A.

Separate financial statements of Intelsat S.A., Intelsat Luxembourg and Intelsat Jackson are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson's subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts; and

•	elimination of equity in earnings (losses) of subsidiaries.

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,315	$10,017	$126,605	$548,993	$—	$692,930
Receivables, net of allowance	4,962	—	25	245,364	—	250,351
Deferred income taxes	—	—	—	24,090	—	24,090
Prepaid expenses and other current assets	608	16	9	31,184	—	31,817
Intercompany receivables	—	—	—	660,379	(660,379)	—

Total current assets	12,885	10,033	126,639	1,510,010	(660,379)	999,188
Satellites and other property and equipment, net	—	—	—	5,997,283	—	5,997,283
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	848,318	—	848,318
Investment in affiliates	498,926	5,896,195	10,588,831	81,764	(16,983,952)	81,764
Other assets	11,616	113,290	41,845	260,136	—	426,887

Total assets	$523,427	$6,019,518	$10,757,315	$17,936,438	$(17,644,331)	$17,592,367

LIABILITIES AND SHAREHOLDER'S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$803	$(12)	$2,111	$175,641	$—	$178,543
Accrued interest payable	11,651	229,242	43,025	119,528	—	403,446
Current portion of long-term debt	—	—	—	94,723	—	94,723
Deferred satellite performance incentives	—	—	—	16,693	—	16,693
Other current liabilities	—	—	1,274	146,155	—	147,429
Intercompany payables	486,065	450	173,864	—	(660,379)	—

Total current liabilities	498,519	229,680	220,274	552,740	(660,379)	840,834
Long-term debt, net of current portion	721,947	5,232,138	4,596,936	5,270,881	—	15,821,902
Deferred satellite performance incentives, net of current portion	—	—	—	132,884	—	132,884
Deferred revenue, net of current portion	—	—	—	407,103	—	407,103
Deferred income taxes	—	—	—	484,076	—	484,076
Accrued retirement benefits	—	—	—	257,455	—	257,455
Other long-term liabilities	—	56,872	43,910	225,749		326,531
Noncontrolling interest	—	—	—	18,621	—	18,621
Shareholder's equity (deficit):
Ordinary shares	5,000	669,037	4,959,000	3,602,044	(9,230,081)	5,000
Other shareholder's equity (deficit)	(702,039)	(168,209)	937,195	6,984,885	(7,753,871)	(702,039)

Total liabilities and shareholder's equity	$523,427	$6,019,518	$10,757,315	$17,936,438	$(17,644,331)	$17,592,367

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21,817	$16,115	$2,206	$437,433	$—	$477,571
Receivables, net of allowance	3,282	—	—	291,257	—	294,539
Deferred income taxes	—	—	—	50,643	—	50,643
Prepaid expenses and other current assets	679	—	—	32,882	—	33,561
Intercompany receivables	—	—	—	693,484	(693,484)	—

Total current assets	25,778	16,115	2,206	1,505,699	(693,484)	856,314
Satellites and other property and equipment, net	—	—	—	5,781,955	—	5,781,955
Goodwill	—	—	—	6,780,827	—	6,780,827
Non-amortizable intangible assets	—	—	—	2,458,100	—	2,458,100
Amortizable intangible assets, net	—	—	—	978,599	—	978,599
Investment in affiliates	964,519	6,093,804	9,973,449	88,902	(17,031,772)	88,902
Other assets	—	124,926	27,955	351,834	(106,477)	398,238

Total assets	$990,297	$6,234,845	$10,003,610	$17,945,916	$(17,831,733)	$17,342,935

LIABILITIES AND SHAREHOLDER'S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,197	$507	$242	$203,455	$—	$206,401
Accrued interest payable	11,651	220,739	20,356	116,630	—	369,376
Current portion of long-term debt	—	—	—	97,689	—	97,689
Deferred satellite performance incentives	—	—	—	18,683	—	18,683
Other current liabilities	—	—	1,293	121,201	—	122,494
Intercompany payables	474,422	12,595	206,467	—	(693,484)	—

Total current liabilities	488,270	233,841	228,358	557,658	(693,484)	814,643
Long-term debt, net of current portion	674,805	4,954,991	3,597,292	5,995,922	—	15,223,010
Deferred satellite performance incentives, net of current portion	—	—	—	128,774	—	128,774
Deferred revenue, net of current portion	—	—	—	254,636	—	254,636
Deferred income taxes	37,985	14,090	50,656	552,465	(106,477)	548,719
Accrued retirement benefits	—	—	—	239,873	—	239,873
Other long-term liabilities	—	63,433	33,500	238,226	—	335,159
Noncontrolling interest	—	—	—	8,884	—	8,884
Shareholder's equity (deficit):
Ordinary shares	5,000	669,036	4,959,000	3,602,045	(9,230,081)	5,000
Other shareholder's equity (deficit)	(215,763)	299,454	1,134,804	6,367,433	(7,801,691)	(215,763)

Total liabilities and shareholder's equity	$990,297	$6,234,845	$10,003,610	$17,945,916	$(17,831,733)	$17,342,935

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$—	$2,544,652	$—	$2,544,652

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	413,400	—	413,400
Selling, general and administrative	4,054	25,204	376	190,573	—	220,207
Depreciation and amortization	—	—	—	798,817	—	798,817
Impairment of asset value	—	—	—	110,625	—	110,625
Losses on derivative financial instruments	—	—	35,942	53,567	—	89,509

Total operating expenses	4,054	25,204	36,318	1,566,982	—	1,632,558

Income (loss) from operations	(4,054)	(25,204)	(36,318)	977,670	—	912,094
Interest expense, net	123,482	611,213	331,155	313,169	—	1,379,019
Loss on early extinguishment of debt	—	—	—	(76,849)	—	(76,849)
Subsidiary income (loss)	(415,901)	234,134	550,951	—	(369,184)	—
Other income, net	—	—		9,627	—	9,627

Income (loss) before income taxes	(543,437)	(402,283)	183,478	597,279	(369,184)	(534,147)
Provision for (benefit from) income taxes	(37,985)	(14,090)	(50,656)	76,353	—	(26,378)

Net income (loss)	(505,452)	(388,193)	234,134	520,926	(369,184)	(507,769)
Net loss attributable to noncontrolling interest	—	—	—	2,317	—	2,317

Net income (loss) attributable to Intelsat S.A.	$(505,452)	$(388,193)	$234,134	$523,243	$(369,184)	$(505,452)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$—	$2,513,039	$—	$2,513,039

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	401,826	—	401,826
Selling, general and administrative	28,029	23,273	224	208,418	—	259,944
Depreciation and amortization	—	—	—	804,037	—	804,037
Impairment of asset value	—	—	—	499,100	—	499,100
(Gains) losses on derivative financial instruments	—	—	4,672	(1,991)	—	2,681

Total operating expenses	28,029	23,273	4,896	1,911,390	—	1,967,588

Income (loss) from operations	(28,029)	(23,273)	(4,896)	601,649	—	545,451
Interest expense, net	104,311	622,058	291,908	345,746	(1,200)	1,362,823
Gain (loss) on early extinguishment of debt	(74,483)	19,676	—	60,704	(1,200)	4,697
Subsidiary income (loss)	(536,884)	128,646	476,106	—	(67,868)	—
Other income (expense), net	—	(1)		42,014	—	42,013

Income (loss) before income taxes	(743,707)	(497,010)	179,302	358,621	(67,868)	(770,662)
Provision for (benefit from) income taxes	37,985	14,133	50,656	(91,375)	—	11,399

Net income (loss)	(781,692)	(511,143)	128,646	449,996	(67,868)	(782,061)
Net loss attributable to noncontrolling interest	—	—	—	369	—	369

Net income (loss) attributable to Intelsat S.A.	$(781,692)	$(511,143)	$128,646	$450,365	$(67,868)	$(781,692)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE PERIOD JANUARY 1, 2008 TO JANUARY 31, 2008

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Non-Guarantors	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$190,261	$—	$190,261

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	25,683	—	25,683
Selling, general and administrative	1,600	739	16,146	—	18,485
Depreciation and amortization	—	—	64,157	—	64,157
Transaction costs	186,601	60,000	66,501		313,102
Losses on derivative financial instruments	—	—	11,431	—	11,431

Total operating expenses	188,201	60,739	183,918	—	432,858

Income (loss) from operations	(188,201)	(60,739)	6,343	—	(242,597)
Interest expense, net	14,168	35,621	30,486	—	80,275
Subsidiary loss	(109,492)	(13,132)	—	122,624	—
Other income, net	—	—	535	—	535

Loss before income taxes	(311,861)	(109,492)	(23,608)	122,624	(322,337)
Benefit from income taxes	—	—	(10,476)	—	(10,476)

Net loss	(311,861)	(109,492)	(13,132)	122,624	(311,861)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE PERIOD FEBRUARY 1, 2008 TO DECEMBER 31, 2008

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$—	$2,174,640	$—	$2,174,640

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	—	337,466	—	337,466
Selling, general and administrative	21,019	9,976	67	151,895	—	182,957
Depreciation and amortization	—	—	—	795,663	—	795,663
Restructuring costs	—	—	—	1,926		1,926
Impairment of asset value	—	—	—	390,444	—	390,444
Losses on derivative financial instruments	—	—	53,843	101,462	—	155,305

Total operating expenses	21,019	9,976	53,910	1,778,856	—	1,863,761

Income (loss) from operations	(21,019)	(9,976)	(53,910)	395,784	—	310,879
Interest expense, net	124,433	535,036	270,443	365,546	—	1,295,458
Gain (loss) on early extinguishment of debt	—	—	(20)	596	—	576
Subsidiary income (loss)	(740,855)	(195,824)	128,549	—	808,130	—
Other income (expense), net	1	2	—	(11,960)	—	(11,957)

Income (loss) before income taxes	(886,306)	(740,834)	(195,824)	18,874	808,130	(995,960)
Provsion for (benefit from) income taxes	—	21	—	(109,582)	—	(109,561)

Net income (loss)	(886,306)	(740,855)	(195,824)	128,456	808,130	(886,399)

Net loss attributable to noncontrolling interest	—	—	—	93	—	93

Net income (loss) attributable to Intelsat S.A.	$(886,306)	$(740,855)	$(195,824)	$128,549	$808,130	$(886,306)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(68,898)	$(340,628)	$(177,218)	$1,604,962	$—	$1,018,218

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(982,127)	—	(982,127)
Proceeds from sale of investment	—	—	—	28,594	—	28,594
Disbursements for intercompany loans	—	—	—	(228,499)	228,499	—
Capital contribution to previously unconsolidated affiliates	—	—	—	(12,209)	—	(12,209)
Investment in subsidiaries	(6,500)	—	(868,087)	—	874,587	—
Dividend from affiliates	35,013	203,794	351,006	—	(589,813)	—
Other investing activities	—	—	—	11,128	—	11,128

Net cash provided by (used in) investing activities	28,513	203,794	(517,081)	(1,183,113)	513,273	(954,614)

Cash flows from financing activities:
Repayments of long-term debt	—	—	—	(801,785)	—	(801,785)
Proceeds from issuance of long-term debt	—	—	1,000,000	25,565	—	1,025,565
Proceeds from intercompany borrowing	23,253	167,235	38,011	—	(228,499)	—
Debt issuance costs	(15,370)	(1,485)	(15,521)	—	—	(32,376)
Payment of premium on early retirement of debt	—	—	—	(44,613)	—	(44,613)
Principal payments on deferred satellite performance incentives	—	—	—	(15,030)	—	(15,030)
Principal payments on capital lease obligations	—	—	—	(191)	—	(191)
Capital contribution from parent	18,000	—	—	874,587	(874,587)	18,000
Dividends to shareholders	—	(35,013)	(203,794)	(351,006)	589,813	—
Noncontrolling interest in New Dawn	—	—	—	1,128	—	1,128

Net cash provided by (used in) financing activities	25,883	130,737	818,696	(311,345)	(513,273)	150,698

Effect of exchange rate changes on cash and cash equivalents	—	(1)	2	1,056	—	1,057

Net change in cash and cash equivalents	(14,502)	(6,098)	124,399	111,560	—	215,359
Cash and cash equivalents, beginning of period	21,817	16,115	2,206	437,433	—	477,571

Cash and cash equivalents, end of period	$7,315	$10,017	$126,605	$548,993	$—	$692,930

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(96,719)	$(348,049)	$(296,688)	$1,615,112	$—	$873,656

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(943,133)	—	(943,133)
Proceeds from sale of other property and equipment	—	—	—	686	—	686
Disbursements for intercompany loans	—	—	(10,616)	(302,295)	312,911	—
Capital contribution to unconsolidated affiliates	—	—	—	(12,210)	—	(12,210)
Investment in subsidiaries	(5,000)	—	(100,000)	—	105,000	—
Investment in affiliate debt	—	—	—	(347,953)	347,953	—
Dividend from affiliates	53,625	596,524	283,560	—	(933,709)	—
Other investing activities	—	—	—	7,562	—	7,562

Net cash provided by (used in) investing activities	48,625	596,524	172,944	(1,597,343)	(167,845)	(947,095)

Cash flows from financing activities:
Repayments of long-term debt	—	(376,000)	—	(99,356)	(347,953)	(823,309)
Repayment of loan proceeds received from Intelsat Holdings	—	—	(34,000)	—	—	(34,000)
Proceeds from issuance of long-term debt	—	—	495,830	466,087	—	961,917
Proceeds from intercompany borrowing	51,625	10,616	250,670	—	(312,911)	—
Debt issuance costs	—	—	(10,192)	(7,330)	—	(17,522)
Principal payments on deferred satellite performance incentives	—	—	—	(24,603)	—	(24,603)
Principal payments on capital lease obligations	—	—	—	(1,859)	—	(1,859)
Capital contribution from parent	12,000	5,000	—	100,000	(105,000)	12,000
Dividends to shareholders	—	(53,625)	(596,524)	(283,560)	933,709	—
Noncontrolling interest in New Dawn	—	—	—	377	—	377

Net cash provided by (used in) financing activities	63,625	(414,009)	105,784	149,756	167,845	73,001

Effect of exchange rate changes on cash and cash equivalents	—	(1)	—	7,799	—	7,798

Net change in cash and cash equivalents	15,531	(165,535)	(17,960)	175,324	—	7,360
Cash and cash equivalents, beginning of period	6,286	181,650	20,166	262,109	—	470,211

Cash and cash equivalents, end of period	$21,817	$16,115	$2,206	$437,433	$—	$477,571

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE PERIOD JANUARY 1, 2008 TO JANUARY 31, 2008

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Non-Guarantors	Consolidated
Cash flows from operating activities:	$(1,179)	$(46,397)	$67,195	$19,619

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(24,701)	(24,701)

Net cash used in investing activities	—	—	(24,701)	(24,701)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(168,847)	(168,847)
Repayment of loan proceeds received from Intelsat Holdings	—	—	—	—
Proceeds from issuance of long-term debt	—	—	—	—
Proceeds from revolving credit facility	—	—	150,000	150,000
Debt issuance costs	—	—	—	—
Principal payments on deferred satellite performance incentives	—	—	(1,333)	(1,333)
Principal payments on capital lease obligations	—	—	(2,124)	(2,124)
Capital contribution from parent	—	—	—	—
Noncontrolling interest in New Dawn	—	—	—	—

Net cash used in financing activities	—	—	(22,304)	(22,304)

Effect of exchange rate changes on cash and cash equivalents	—	—	137	137

Net change in cash and cash equivalents	(1,179)	(46,397)	20,327	(27,249)
Cash and cash equivalents, beginning of period	1,391	50,998	374,180	426,569

Cash and cash equivalents, end of period	$212	$4,601	$394,507	$399,320

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE PERIOD FEBRUARY 1, 2008 TO DECEMBER 31, 2008

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Intelsat Jackson Subsidiaries (Non- Guarantors)	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	(32,741)	(33,103)	(253,857)	1,195,844		876,143

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(397,759)	—	(397,759)
Capital contribution in unconsolidated affiliates	—	—	—	(27,280)	—	(27,280)
Capital contribution from parent company	4,596	—	—	—	—	4,596
Dividend from affiliates	439,565	621,746	826,018	—	(1,887,329)	—
Noncontrolling interest in New Dawn	—	—	—	4,592	—	4,592
Other investing activities	—	—	—	5,954	—	5,954

Net cash provided by (used in) investing activities	444,161	621,746	826,018	(414,493)	(1,887,329)	(409,897)

Cash flows from financing activities:
Repayments of long-term debt	(400,000)	—	(2,641,597)	(3,238,568)	—	(6,280,165)
Repayment of revolving credit facility		—	—	(241,221)	—	(241,221)
Proceeds from issuance of long-term debt	—	—	1,797,389	3,215,394	—	5,012,783
Loan proceeds from Intelsat Holdings	—	—	34,000	—	—	34,000
Proceeds from revolving credit facility			—	241,221	—	241,221
Proceeds from (repayment of) Intercompany loans	(201,629)	83,000	226,973	(108,344)	—	—
Debt issuance costs	—	(55,032)	(21,731)	(42,870)	—	(119,633)
Repayments of funding of capital expenditures by customer	—	—	—	(30,862)	—	(30,862)
Payment of premium on early retirement of debt	(7,615)	—	(48,654)	(31,835)	—	(88,104)
Principal payments on deferred satellite performance incentives	—	—	—	(23,302)	—	(23,302)
Principal payments on capital lease obligations	—	—	—	(9,148)	—	(9,148)
Dividends to shareholders	—	(439,565)	(621,746)	(826,018)	1,887,329	—

Net cash used in financing activities	(609,244)	(411,597)	(1,275,366)	(1,095,553)	1,887,329	(1,504,431)

Effect of exchange rate changes on cash and cash equivalents	0	2	—	(6,243)	(0)	(6,241)
Net change in cash and cash equivalents	(197,824)	177,048	(703,205)	(320,445)	(0)	(1,044,426)
Cash and cash equivalents, beginning of period	204,110	4,602	723,371	582,554	(0)	1,514,637

Cash and cash equivalents, end of period	6,286	181,650	20,166	262,109	(0)	470,211

(Certain totals may not add due to the effects of rounding)

(in thousands, except percentages, share and per share amounts and where otherwise noted)

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes, consisting of $1.5 billion aggregate principal amount of 7 1/4% Senior Notes due 2019 (the "7 1/4% 2019 Notes") and $1.15 billion amount of 7 1/2% Senior Notes due 2021 (the "2021 Notes"). The 7 1/4% 2019 Notes and the 2021 Notes are fully and unconditionally guaranteed, jointly and severally by Intelsat S.A., Intelsat Luxembourg and certain wholly-owned subsidiaries of Intelsat Jackson (the "Subsidiary Guarantors").

Separate financial statements of Intelsat S.A., Intelsat Luxembourg, Intelsat Jackson and the Subsidiary Guarantors are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson's subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts;

•	elimination of intercompany sales between guarantor and non-guarantor subsidiaries; and

•	elimination of equity in earnings (losses) of subsidiaries.

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$7,315	$10,017	$595,472	$468,867	$80,126	$(468,867)	$692,930
Receivables, net of allowance	4,962	—	198,186	198,161	47,203	(198,161)	250,351
Deferred income taxes	—	—	12,479	12,479	11,611	(12,479)	24,090
Prepaid expenses and other current assets	608	16	20,556	20,548	12,644	(22,555)	31,817
Intercompany receivables	—	—	647,961	821,825	—	(1,469,786)	—

Total current assets	12,885	10,033	1,474,654	1,521,880	151,584	(2,171,848)	999,188
Satellites and other property and equipment, net	—	—	5,722,302	5,722,302	290,773	(5,738,094)	5,997,283
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	848,318	848,318	—	(848,318)	848,318
Investment in affiliates	498,926	5,896,195	122,454	122,454	10	(6,558,275)	81,764
Other assets	11,616	113,290	279,564	237,719	18,138	(233,440)	426,887

Total assets	$523,427	$6,019,518	$17,686,219	$17,691,600	$460,505	$(24,788,902)	$17,592,367

LIABILITIES AND SHAREHOLDER'S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$803	$(12)	$154,820	$152,708	$24,939	$(154,715)	$178,543
Accrued interest payable	11,651	229,242	162,284	119,260	269	(119,260)	403,446
Current portion of long-term debt	—	—	94,723	94,723	—	(94,723)	94,723
Deferred satellite performance incentives	—	—	15,623	15,623	1,070	(15,623)	16,693
Other current liabilities	—	—	123,040	121,766	24,389	(121,766)	147,429
Intercompany payables	486,065	450	—	—	161,444	(647,959)	—

Total current liabilities	498,519	229,680	550,490	504,080	212,111	(1,154,046)	840,834
Long-term debt, net of current portion	721,947	5,232,138	9,720,225	5,123,289	147,592	(5,123,289)	15,821,902
Deferred satellite performance incentives, net of current portion	—	—	128,956	128,956	3,928	(128,956)	132,884
Deferred revenue, net of current portion	—	—	416,753	416,753	8,143	(434,546)	407,103
Deferred income taxes	—	—	461,146	461,146	16,652	(454,868)	484,076
Accrued retirement benefits	—	—	257,455	257,455	—	(257,455)	257,455
Other long-term liabilities	—	56,873	254,999	211,088	14,659	(211,088)	326,531
Noncontrolling interest	—	—	—	—	18,621	—	18,621
Shareholder's equity (deficit):
Ordinary shares	5,000	669,036	4,959,045	3,602,046	26	(9,230,153)	5,000
Other shareholder's equity (deficit)	(702,039)	(168,209)	937,150	6,986,787	38,773	(7,794,501)	(702,039)

Total liabilities and shareholder's equity	$523,427	$6,019,518	$17,686,219	$17,691,600	$460,505	$(24,788,902)	$17,592,367

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21,817	$16,115	$343,085	$340,878	$96,554	$(340,878)	$477,571
Receivables, net of allowance	3,282	—	236,029	236,029	55,228	(236,029)	294,539
Deferred income taxes	—	—	39,973	39,973	10,670	(39,973)	50,643
Prepaid expenses and other current assets	679	—	27,770	27,770	5,112	(27,770)	33,561
Intercompany receivables	—	—	678,375	884,842	—	(1,563,217)	—

Total current assets	25,778	16,115	1,325,232	1,529,492	167,564	(2,207,867)	856,314
Satellites and other property and equipment, net	—	—	5,511,014	5,511,014	270,941	(5,511,014)	5,781,955
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827
Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	978,599	978,599	—	(978,599)	978,599
Investment in affiliates	964,519	6,093,804	124,320	124,320	10	(7,218,071)	88,902
Other assets	—	124,926	362,764	334,808	17,025	(441,285)	398,238

Total assets	$990,297	$6,234,845	$17,540,856	$17,717,160	$455,540	$(25,595,763)	$17,342,935

LIABILITIES AND SHAREHOLDER'S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$2,197	$507	$160,031	$159,788	$43,666	$(159,788)	$206,401
Accrued interest payable	11,651	220,739	136,721	116,366	265	(116,366)	369,376
Current portion of long-term debt	—	—	97,499	97,499	190	(97,499)	97,689
Deferred satellite performance incentives	—	—	17,885	17,885	798	(17,885)	18,683
Other current liabilities	—	—	98,202	96,910	24,292	(96,910)	122,494
Intercompany payables	474,422	12,595	—	—	191,358	(678,375)	—

Total current liabilities	488,270	233,841	510,338	488,448	260,569	(1,166,823)	814,643
Long-term debt, net of current portion	674,805	4,954,991	9,478,424	5,881,132	114,790	(5,881,132)	15,223,010
Deferred satellite performance incentives, net of current portion	—	—	123,982	123,982	4,792	(123,982)	128,774
Deferred revenue, net of current portion	—	—	243,465	243,463	11,171	(243,463)	254,636
Deferred income taxes	37,985	14,090	584,978	534,321	18,143	(640,798)	548,719
Accrued retirement benefits	—	—	239,873	239,873	—	(239,873)	239,873
Other long-term liabilities	—	63,433	265,992	232,492	5,734	(232,492)	335,159
Noncontrolling interest	—	—	—	—	8,884	—	8,884
Shareholder's equity (deficit):
Ordinary shares	5,000	669,036	4,959,045	3,602,045	25	(9,230,151)	5,000
Other shareholder's equity (deficit)	(215,763)	299,454	1,134,759	6,371,404	31,432	(7,837,049)	(215,763)

Total liabilities and shareholder's equity	$990,297	$6,234,845	$17,540,856	$17,717,160	$455,540	$(25,595,763)	$17,342,935

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,279,437	$2,279,437	$628,777	$(2,642,999)	$2,544,652

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	257,553	257,553	519,408	(621,114)	413,400
Selling, general and administrative	4,054	25,204	129,216	128,839	61,734	(128,840)	220,207
Depreciation and amortization	—	—	771,473	771,473	27,344	(771,473)	798,817
Impairment of asset value	—	—	110,625	110,625	—	(110,625)	110,625
Losses on derivative financial instruments	—	—	80,490	44,548	9,019	(44,548)	89,509

Total operating expenses	4,054	25,204	1,349,357	1,313,038	617,505	(1,676,600)	1,632,558

Income (loss) from operations	(4,054)	(25,204)	930,080	966,399	11,272	(966,399)	912,094
Interest expense, net	123,482	611,213	641,039	309,882	3,285	(309,882)	1,379,019
Loss on early extinguishment of debt	—	—	(76,849)	(76,849)	—	76,849	(76,849)
Subsidiary income (loss)	(415,901)	234,134	25,836	25,836	—	130,095	—
Other income, net	—	—	7,790	7,788	1,837	(7,788)	9,627

Income (loss) before income taxes	(543,437)	(402,283)	245,818	613,292	9,824	(457,361)	(534,147)
Provision for (benefit from) income taxes	(37,985)	(14,090)	11,684	62,340	14,013	(62,340)	(26,378)

Net income (loss)	(505,452)	(388,193)	234,134	550,952	(4,189)	(395,021)	(507,769)
Net loss attributable to noncontrolling interest	—	—	—	—	2,317	—	2,317

Net income (loss) attributable to Intelsat, S.A.	$(505,452)	$(388,193)	$234,134	$550,952	$(1,872)	$(395,021)	$(505,452)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,316,133	$2,316,133	$525,821	$(2,645,048)	$2,513,039

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	23	282,362	282,362	448,355	(611,276)	401,826
Selling, general and administrative	28,029	23,250	146,591	146,367	62,074	(146,367)	259,944
Depreciation and amortization	—	—	777,831	777,831	26,206	(777,831)	804,037
Impairment of asset value	—	—	499,100	499,100	—	(499,100)	499,100
(Gains) losses on derivative financial instruments	—	—	1,088	(3,584)	1,593	3,584	2,681

Total operating expenses	28,029	23,273	1,706,972	1,702,076	538,228	(2,030,990)	1,967,588

Income (loss) from operations	(28,029)	(23,273)	609,161	614,057	(12,407)	(614,058)	545,451
Interest expense, net	104,311	622,058	631,857	339,949	5,798	(341,150)	1,362,823
Gain (loss) on early extinguishment of debt	(74,483)	19,676	60,704	60,704	—	(61,904)	4,697
Subsidiary income (loss)	(536,884)	128,646	4,501	4,501	—	399,236	—
Other income (expense), net	—	(1)	34,377	34,377	7,637	(34,377)	42,013

Income (loss) before income taxes	(743,707)	(497,010)	76,886	373,690	(10,568)	30,047	(770,662)
Provision for (benefit from) income taxes	37,985	14,133	(51,760)	(102,416)	11,041	102,416	11,399

Net income (loss)	(781,692)	(511,143)	128,646	476,106	(21,609)	(72,369)	(782,061)
Net loss attributable to noncontrolling interest	—	—	—	—	369	—	369

Net income (loss) attributable to Intelsat, S.A.	$(781,692)	$(511,143)	$128,646	$476,106	$(21,240)	$(72,369)	$(781,692)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE PERIOD JANUARY 1, 2008 TO JANUARY 31, 2008

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Guarantors	Non-Guarantors	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$177,187	$34,373	$(21,299)	$190,261

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	20,238	26,744	(21,299)	25,683
Selling, general and administrative	1,600	739	13,498	2,648	—	18,485
Depreciation and amortization	—	—	62,303	1,854	—	64,157
Restructuring and transaction costs	186,601	60,000	64,433	2,068	—	313,102
Losses on derivative financial instruments	—	—	11,431	—	—	11,431

Total operating expenses	188,201	60,739	171,903	33,314	(21,299)	432,858

Income (loss) from operations	(188,201)	(60,739)	5,284	1,059	—	(242,597)
Interest expense, net	14,168	35,621	28,879	1,607	—	80,275
Subsidiary loss	(109,492)	(13,132)	(398)	—	123,022	—
Other income, net	—		506	29	—	535

Loss before income taxes	(311,861)	(109,492)	(23,487)	(519)	123,022	(322,337)
Benefit from income taxes	—	—	(10,355)	(121)	—	(10,476)

Net loss	(311,861)	(109,492)	(13,132)	(398)	123,022	(311,861)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE PERIOD FEBRUARY 1, 2008 TO DECEMBER 31, 2008

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,002,854	$2,002,854	$421,456	$(2,252,524)	$2,174,640

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	258,581	258,581	328,555	(508,251)	337,466
Selling, general and administrative	21,019	9,976	123,571	123,503	28,391	(123,503)	182,957
Depreciation and amortization	—	—	772,687	772,687	22,976	(772,687)	795,663
Restructuring costs	—	—	1,926	1,926	—	(1,926)	1,926
Impairment of asset value	—	—	390,444	390,444	—	(390,444)	390,444
Losses on derivative financial instruments	—	—	155,305	101,461	—	(101,461)	155,305

Total operating expenses	21,019	9,976	1,702,514	1,648,602	379,922	(1,898,272)	1,863,761

Income (loss) from operations	(21,019)	(9,976)	300,340	354,252	41,534	(354,252)	310,879
Interest expense, net	124,433	535,036	625,499	355,056	10,490	(355,056)	1,295,458
Gain on early extinguishment of debt	—	—	576	596	—	(596)	576
Subsidiary income (loss)	(740,855)	(195,824)	18,030	18,030	—	900,619	—
Other income (expense), net	1	2	(6,156)	(6,156)	(5,804)	6,156	(11,957)

Income (loss) before income taxes	(886,306)	(740,834)	(312,709)	11,666	25,240	906,983	(995,960)
Provision for (benefit from) income taxes	—	21	(116,885)	(116,885)	7,303	116,885	(109,561)

Net income (loss)	(886,306)	(740,855)	(195,824)	128,551	17,937	790,098	(886,399)

Net loss attributable to noncontrolling interest	—	—	—	—	93	—	93

Net income (loss) attributable to Intelsat, S.A.	$(886,306)	$(740,855)	$(195,824)	$128,551	$18,030	$790,098	$(886,306)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(68,898)	$(340,628)	$1,397,532	$1,574,750	$35,909	$(1,580,447)	$1,018,218

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(924,619)	(924,619)	(63,200)	930,311	(982,127)
Proceeds from sale of investment	—	—	28,594	28,594	—	(28,594)	28,594
Disbursements for intercompany loans	—	—	(173,719)	(211,731)	—	385,450	—
Capital contribution to unconsolidated affiliates	—	—	(12,209)	(12,209)	—	12,209	(12,209)
Investment in subsidiaries	(6,500)	—	(3,817)	(3,817)	—	14,134	—
Dividend from affiliates	35,013	203,794	13,939	13,939	—	(266,685)	—
Other investing activities	—	—	7,642	7,642	3,486	(7,642)	11,128

Net cash provided by (used in) investing activities	28,513	203,794	(1,064,189)	(1,102,201)	(59,714)	1,039,183	(954,614)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(801,785)	(801,785)	—	801,785	(801,785)
Proceeds from issuance of long-term debt	—	—	1,000,000	—	25,562	3	1,025,565
Proceeds from (repayment of) intercompany borrowing	23,253	167,235	—	—	(16,769)	(173,719)	—
Debt issuance costs	(15,370)	(1,485)	(15,521)	—	—	—	(32,376)
Payment of premium on early retirement of debt	—	—	(44,613)	(44,613)	—	44,613	(44,613)
Principal payments on deferred satellite performance incentives	—	—	(14,437)	(14,437)	(593)	14,437	(15,030)
Principal payments on capital lease obligations	—	—	—	—	(191)	—	(191)
Capital contribution from parent	18,000	—	—	868,087	10,317	(878,404)	18,000
Dividends to shareholders	—	(35,013)	(203,794)	(351,006)	(13,939)	603,752	—
Noncontrolling interest in New Dawn	—	—	—	—	1,128	—	1,128

Net cash provided by (used in) financing activities	25,883	130,737	(80,150)	(343,754)	5,515	412,467	150,698

Effect of exchange rate changes on cash and cash equivalents	—	(1)	(806)	(806)	1,862	808	1,057

Net change in cash and cash equivalents	(14,502)	(6,098)	252,387	127,989	(16,428)	(127,989)	215,359
Cash and cash equivalents, beginning of period	21,817	16,115	343,085	340,878	96,554	(340,878)	477,571

Cash and cash equivalents, end of period	$7,315	$10,017	$595,472	$468,867	$80,126	$(468,867)	$692,930

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(96,719)	$(348,049)	$1,092,529	$1,572,776	$42,336	$(1,389,217)	$873,656

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(818,127)	(818,127)	(125,006)	818,127	(943,133)
Proceeds from sale of other property and equipment	—	—	686	686	—	(686)	686
Repayment from (disbursements for) intercompany loans	—	—	(49,309)	(289,363)	13,048	325,624	—
Capital contribution to unconsolidated affiliates	—	—	(12,210)	(12,210)	—	12,210	(12,210)
Investment in subsidiaries	(5,000)	—	(101,124)	(1,124)	—	107,248	—
Investment in affiliate debt	—	—	(347,953)	(347,953)	—	695,906	—
Dividend from affiliates	53,625	596,524	292,610	9,050	—	(951,809)	—
Other investing activities	—	—	7,562	7,562	—	(7,562)	7,562

Net cash provided by (used in) investing activities	48,625	596,524	(1,027,865)	(1,451,479)	(111,958)	999,058	(947,095)

Cash flows from financing activities:
Repayments of long-term debt	—	(376,000)	(99,355)	(99,355)	—	(248,599)	(823,309)
Repayment of loan proceeds received from Intelsat Holdings	—	—	(34,000)	—	—	—	(34,000)
Proceeds from issuance of long-term debt	—	—	849,830	354,000	112,087	(354,000)	961,917
Proceeds from (repayment of) intercompany borrowing	51,625	10,616	(13,048)	(13,048)	(12,932)	(23,213)	—
Debt issuance costs	—	—	(17,522)	(7,330)	—	7,330	(17,522)
Principal payments on deferred satellite performance incentives	—	—	(23,691)	(23,691)	(912)	23,691	(24,603)
Principal payments on capital lease obligations	—	—	(1,491)	(1,491)	(368)	1,491	(1,859)
Capital contribution from parent	12,000	5,000	—	100,000	1,124	(106,124)	12,000
Dividends to shareholders	—	(53,625)	(596,524)	(283,560)	(9,050)	942,759	—
Noncontrolling interest in New Dawn	—	—	—	—	377	—	377

Net cash provided by (used in) financing activities	63,625	(414,009)	64,199	25,525	90,326	243,335	73,001

Effect of exchange rate changes on cash and cash equivalents	—	(1)	279	279	7,520	(279)	7,798

Net change in cash and cash equivalents	15,531	(165,535)	129,142	147,101	28,224	(147,103)	7,360
Cash and cash equivalents, beginning of period	6,286	181,650	213,943	193,777	68,330	(193,775)	470,211

Cash and cash equivalents, end of period	$21,817	$16,115	$343,085	$340,878	$96,554	$(340,878)	$477,571

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE PERIOD JANUARY 1, 2008 TO JANUARY 31, 2008

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Guarantors	Non-Guarantors	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(1,179)	$(46,397)	$55,677	$11,518	$—	19,619

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(24,701)	—	—	(24,701)
Repayment from intercompany loans	—	—	34,000	—	(34,000)	—
Dividend from affiliates	—	—	5,511	—	(5,511)	—

Net cash provided by investing activities	—	—	14,810	—	(39,511)	(24,701)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(168,847)	—	—	(168,847)
Proceeds from revolving credit facility	—	—	150,000	—	—	150,000
Repayment of intercompany borrowing	—	—	—	(34,000)	34,000	—
Principal payments on deferred satellite performance incentives	—	—	(1,333)	—	—	(1,333)
Principal payments on capital lease obligations	—	—	(2,124)	—	—	(2,124)
Dividends to shareholders	—	—		(5,511)	5,511	—

Net cash used in financing activities	—	—	(22,304)	(39,511)	39,511	(22,304)

Effect of exchange rate changes on cash and cash equivalents	—	—	112	25	—	137

Net change in cash and cash equivalents	(1,179)	(46,397)	48,295	(27,968)	—	(27,249)
Cash and cash equivalents, beginning of period	1,391	50,998	299,971	74,209	—	426,569

Cash and cash equivalents, end of period	$212	$4,601	$348,266	$46,241	$—	399,320

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE PERIOD FEBRUARY 1, 2008 TO DECEMBER 31, 2008

(in thousands)

	Intelsat S.A.	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	(32,741)	(33,103)	810,201	1,172,403	23,442	(1,064,059)	876,143

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(392,177)	(392,177)	(5,582)	392,177	(397,759)
Capital contribution in unconsolidated affiliates	—	—	(27,280)	(27,280)	—	27,280	(27,280)
Capital contribution from Intelsat Holdings	4,596	—	—	—	—	—	4,596
Dividend from affiliates	439,565	621,746	7,914	7,914	—	(1,077,139)	—
Investment in Subsidiaries	—	—	(13,703)	(13,703)	—	27,406	—
Minority interest in New Dawn	—	—	—	—	4,592	—	4,592
Other investing activities	—	—	5,954	5,954	—	(5,954)	5,954

Net cash provided by (used in) investing activities	444,161	621,746	(419,292)	(419,292)	(990)	(636,230)	(409,897)

Cash flows from financing activities:
Repayments of long-term debt	(400,000)	—	(5,880,165)	(3,238,568)	—	3,238,568	(6,280,165)
Repayment of revolving credit facility		—	(241,221)	(241,221)	—	241,221	(241,221)
Proceeds from issuance of long-term debt	—	—	5,012,783	3,215,393	—	(3,215,393)	5,012,783
Loan proceeds from Intelsat Holdings	—	—	34,000	—	—	—	34,000
Proceeds from revolving credit facility			241,221	241,221	—	(241,221)	241,221
Proceeds from (repayment of) Intercompany loans	(201,629)	83,000	226,973	(108,344)	—	—	—
Debt issuance costs	—	(55,032)	(64,601)	(42,870)	—	42,870	(119,633)
Repayments of funding of capital expenditures by customer	—	—	(30,862)	(30,862)	—	30,862	(30,862)
Payment of premium on early retirement of debt	(7,615)	—	(80,489)	(31,835)	—	31,835	(88,104)
Principal payments on deferred satellite performance incentives	—	—	(23,302)	(23,302)	—	23,302	(23,302)
Principal payments on capital lease obligations	—	—	(8,822)	(8,822)	(326)	8,822	(9,148)
Capital contributions from parent	—	—	—	—	13,703	(13,703)	—
Dividends to shareholders	—	(439,565)	(621,746)	(826,018)	(7,914)	1,895,243	—

Net cash used in financing activities	(609,244)	(411,597)	(1,436,231)	(1,095,228)	5,463	2,042,406	(1,504,431)

Effect of exchange rate changes on cash and cash equivalents	0	2	(420)	(420)	(5,823)	420	(6,241)
Net change in cash and cash equivalents	(197,824)	177,048	(1,045,742)	(342,537)	22,092	342,537	(1,044,426)
Cash and cash equivalents, beginning of period	204,110	4,602	1,259,686	536,314	46,239	(536,314)	1,514,637

Cash and cash equivalents, end of period	6,286	181,650	213,944	193,777	68,331	(193,777)	470,211